Shareholder Report, Holdings (Details)	Nov. 30, 2025
Centre American Select Equity Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Centre American Select Equity Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Centre American Select Equity Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Centre American Select Equity Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Centre American Select Equity Fund | Advisor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Centre American Select Equity Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Centre American Select Equity Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Centre American Select Equity Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Centre American Select Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Centre American Select Equity Fund | Advisor Class | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Centre American Select Equity Fund | Advisor Class | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Centre American Select Equity Fund | Advisor Class | Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Centre American Select Equity Fund | Advisor Class | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Centre American Select Equity Fund | Advisor Class | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Advisor Class | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre American Select Equity Fund | Advisor Class | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre American Select Equity Fund | Advisor Class | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre American Select Equity Fund | Advisor Class | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Centre American Select Equity Fund | Advisor Class | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Centre American Select Equity Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Centre American Select Equity Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Centre American Select Equity Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Centre American Select Equity Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Centre American Select Equity Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Centre American Select Equity Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Centre American Select Equity Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Centre American Select Equity Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Centre American Select Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Centre American Select Equity Fund | Investor Class | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Centre American Select Equity Fund | Investor Class | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Centre American Select Equity Fund | Investor Class | Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Centre American Select Equity Fund | Investor Class | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Centre American Select Equity Fund | Investor Class | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Investor Class | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre American Select Equity Fund | Investor Class | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre American Select Equity Fund | Investor Class | Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre American Select Equity Fund | Investor Class | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Centre American Select Equity Fund | Investor Class | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Centre Global Infrastructure Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Centre Global Infrastructure Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Centre Global Infrastructure Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Centre Global Infrastructure Fund | Advisor Class | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Centre Global Infrastructure Fund | Advisor Class | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Centre Global Infrastructure Fund | Advisor Class | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Centre Global Infrastructure Fund | Advisor Class | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Centre Global Infrastructure Fund | Advisor Class | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre Global Infrastructure Fund | Advisor Class | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Advisor Class | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Centre Global Infrastructure Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Centre Global Infrastructure Fund | Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Centre Global Infrastructure Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Centre Global Infrastructure Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Centre Global Infrastructure Fund | Advisor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre Global Infrastructure Fund | Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Centre Global Infrastructure Fund | Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre Global Infrastructure Fund | Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Centre Global Infrastructure Fund | Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Centre Global Infrastructure Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre Global Infrastructure Fund | Advisor Class | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Centre Global Infrastructure Fund | Advisor Class | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Centre Global Infrastructure Fund | Advisor Class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Centre Global Infrastructure Fund | Advisor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Centre Global Infrastructure Fund | Advisor Class | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Centre Global Infrastructure Fund | Advisor Class | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Centre Global Infrastructure Fund | Advisor Class | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Advisor Class | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Advisor Class | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Centre Global Infrastructure Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Centre Global Infrastructure Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Centre Global Infrastructure Fund | Investor Class | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Centre Global Infrastructure Fund | Investor Class | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Centre Global Infrastructure Fund | Investor Class | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Centre Global Infrastructure Fund | Investor Class | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Centre Global Infrastructure Fund | Investor Class | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre Global Infrastructure Fund | Investor Class | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Investor Class | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Centre Global Infrastructure Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Centre Global Infrastructure Fund | Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Centre Global Infrastructure Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Centre Global Infrastructure Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Centre Global Infrastructure Fund | Investor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre Global Infrastructure Fund | Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Centre Global Infrastructure Fund | Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre Global Infrastructure Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Centre Global Infrastructure Fund | Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Centre Global Infrastructure Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre Global Infrastructure Fund | Investor Class | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Centre Global Infrastructure Fund | Investor Class | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Centre Global Infrastructure Fund | Investor Class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Centre Global Infrastructure Fund | Investor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Centre Global Infrastructure Fund | Investor Class | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Centre Global Infrastructure Fund | Investor Class | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Centre Global Infrastructure Fund | Investor Class | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Investor Class | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Investor Class | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Horizon Active Asset Allocation Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Horizon Active Asset Allocation Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Active Asset Allocation Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Active Asset Allocation Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Horizon Active Asset Allocation Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Active Asset Allocation Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Horizon Active Asset Allocation Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	105.20%
Horizon Active Asset Allocation Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Horizon Active Asset Allocation Fund | Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Investor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Horizon Active Asset Allocation Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Horizon Active Asset Allocation Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Horizon Active Asset Allocation Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Horizon Active Asset Allocation Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Horizon Active Asset Allocation Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Active Asset Allocation Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Active Asset Allocation Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Horizon Active Asset Allocation Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Active Asset Allocation Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Horizon Active Asset Allocation Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	105.20%
Horizon Active Asset Allocation Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Horizon Active Asset Allocation Fund | Advisor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Advisor Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Horizon Active Asset Allocation Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Horizon Active Asset Allocation Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Horizon Active Asset Allocation Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Horizon Active Asset Allocation Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Horizon Active Asset Allocation Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Active Asset Allocation Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Active Asset Allocation Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Horizon Active Asset Allocation Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Active Asset Allocation Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Horizon Active Asset Allocation Fund | Institutional Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	105.20%
Horizon Active Asset Allocation Fund | Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
Horizon Active Asset Allocation Fund | Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Horizon Active Asset Allocation Fund | Institutional Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Horizon Active Asset Allocation Fund | Institutional Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Horizon Active Asset Allocation Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Horizon Active Income Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Horizon Active Income Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Horizon Active Income Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(24.90%)
Horizon Active Income Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Horizon Active Income Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Horizon Active Income Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(24.90%)
Horizon Active Income Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Horizon Active Income Fund | Institutional Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Horizon Active Income Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Income Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(24.90%)
Horizon Active Risk Assist Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Horizon Active Risk Assist Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Horizon Active Risk Assist Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Risk Assist Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Horizon Active Risk Assist Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Active Risk Assist Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Horizon Active Risk Assist Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Active Risk Assist Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	105.30%
Horizon Active Risk Assist Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Horizon Active Risk Assist Fund | Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Horizon Active Risk Assist Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Horizon Active Risk Assist Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Active Risk Assist Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Horizon Active Risk Assist Fund | Investor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Horizon Active Risk Assist Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Horizon Active Risk Assist Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Horizon Active Risk Assist Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Risk Assist Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Horizon Active Risk Assist Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Active Risk Assist Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Horizon Active Risk Assist Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Active Risk Assist Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	105.30%
Horizon Active Risk Assist Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Horizon Active Risk Assist Fund | Advisor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Horizon Active Risk Assist Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Horizon Active Risk Assist Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Active Risk Assist Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Horizon Active Risk Assist Fund | Advisor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Horizon Active Risk Assist Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Horizon Active Risk Assist Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Horizon Active Risk Assist Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Risk Assist Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Horizon Active Risk Assist Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Active Risk Assist Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Horizon Active Risk Assist Fund | Institutional Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Active Risk Assist Fund | Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	105.30%
Horizon Active Risk Assist Fund | Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Horizon Active Risk Assist Fund | Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Horizon Active Risk Assist Fund | Institutional Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Horizon Active Risk Assist Fund | Institutional Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Active Risk Assist Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Horizon Active Risk Assist Fund | Institutional Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Institutional Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Horizon Defensive Core Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Defensive Core Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Defensive Core Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Horizon Defensive Core Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Horizon Defensive Core Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Horizon Defensive Core Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Defensive Core Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Horizon Defensive Core Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Horizon Defensive Core Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Horizon Defensive Core Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Defensive Core Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Defensive Core Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Horizon Defensive Core Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Defensive Core Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Defensive Core Fund | Investor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Defensive Core Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Defensive Core Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Defensive Core Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Horizon Defensive Core Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Horizon Defensive Core Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Horizon Defensive Core Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Defensive Core Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Horizon Defensive Core Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Horizon Defensive Core Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Horizon Defensive Core Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Defensive Core Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Defensive Core Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Horizon Defensive Core Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Defensive Core Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Defensive Core Fund | Advisor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Defined Risk Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Horizon Defined Risk Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Horizon Defined Risk Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Horizon Defined Risk Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Horizon Defined Risk Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Defined Risk Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Defined Risk Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Defined Risk Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Horizon Defined Risk Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Horizon Defined Risk Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Horizon Defined Risk Fund | Investor Class | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Defined Risk Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Horizon Defined Risk Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.00%
Horizon Defined Risk Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Horizon Defined Risk Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Defined Risk Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Horizon Defined Risk Fund | Investor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Horizon Defined Risk Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Horizon Defined Risk Fund | Investor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Defined Risk Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Horizon Defined Risk Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Horizon Defined Risk Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Horizon Defined Risk Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Horizon Defined Risk Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Defined Risk Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Defined Risk Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Defined Risk Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Horizon Defined Risk Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Horizon Defined Risk Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Horizon Defined Risk Fund | Advisor Class | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Defined Risk Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Horizon Defined Risk Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.00%
Horizon Defined Risk Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Horizon Defined Risk Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Defined Risk Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Horizon Defined Risk Fund | Advisor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Horizon Defined Risk Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Horizon Defined Risk Fund | Advisor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Equity Premium Income Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Horizon Equity Premium Income Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Horizon Equity Premium Income Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Horizon Equity Premium Income Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Horizon Equity Premium Income Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Horizon Equity Premium Income Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Horizon Equity Premium Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Equity Premium Income Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Horizon Equity Premium Income Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Horizon Equity Premium Income Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Equity Premium Income Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Horizon Equity Premium Income Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Horizon Equity Premium Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Horizon Equity Premium Income Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Equity Premium Income Fund | Investor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Equity Premium Income Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Horizon Equity Premium Income Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Horizon Equity Premium Income Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Horizon Equity Premium Income Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Horizon Equity Premium Income Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Horizon Equity Premium Income Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Horizon Equity Premium Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Equity Premium Income Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Horizon Equity Premium Income Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Horizon Equity Premium Income Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Equity Premium Income Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Horizon Equity Premium Income Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Horizon Equity Premium Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Horizon Equity Premium Income Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Equity Premium Income Fund | Advisor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.00%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Tactical Fixed Income Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Horizon Tactical Fixed Income Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Horizon Tactical Fixed Income Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Tactical Fixed Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Horizon Tactical Fixed Income Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Horizon Tactical Fixed Income Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Horizon Tactical Fixed Income Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Tactical Fixed Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
Horizon Core Bond ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Horizon Core Bond ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Horizon Core Bond ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Core Bond ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Core Bond ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Core Equity ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Horizon Core Equity ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Horizon Core Equity ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Horizon Core Equity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Horizon Core Equity ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Core Equity ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Core Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Core Equity ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Core Equity ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Horizon Core Equity ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Core Equity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Horizon Core Equity ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Horizon Core Equity ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Core Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Core Equity ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Core Equity ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Core Equity ETF | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Horizon Digital Frontier ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Digital Frontier ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Horizon Digital Frontier ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Horizon Digital Frontier ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Digital Frontier ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Digital Frontier ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Digital Frontier ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Horizon Digital Frontier ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Digital Frontier ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Horizon Digital Frontier ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Horizon Digital Frontier ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Horizon Digital Frontier ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Digital Frontier ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Digital Frontier ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Digital Frontier ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Horizon Digital Frontier ETF | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Dividend Income ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Horizon Dividend Income ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Dividend Income ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Dividend Income ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Horizon Dividend Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Horizon Dividend Income ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Horizon Dividend Income ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Horizon Dividend Income ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Horizon Dividend Income ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Horizon Dividend Income ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Horizon Dividend Income ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Horizon Dividend Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Dividend Income ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Dividend Income ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Expedition Plus ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Horizon Expedition Plus ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Horizon Expedition Plus ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Horizon Expedition Plus ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Horizon Expedition Plus ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Horizon Expedition Plus ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Expedition Plus ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Horizon Expedition Plus ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon Expedition Plus ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Horizon Expedition Plus ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Horizon Expedition Plus ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Horizon Expedition Plus ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Horizon Expedition Plus ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Expedition Plus ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Expedition Plus ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Expedition Plus ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Horizon Expedition Plus ETF | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Horizon Flexible Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Horizon Flexible Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Flexible Income ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Horizon Flexible Income ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Flexible Income ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Landmark ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Landmark ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Landmark ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Horizon Managed Risk ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Horizon Managed Risk ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Horizon Managed Risk ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Horizon Managed Risk ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Horizon Managed Risk ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Managed Risk ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Managed Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Horizon Managed Risk ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Managed Risk ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon Managed Risk ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Managed Risk ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Horizon Managed Risk ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Horizon Managed Risk ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Managed Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Managed Risk ETF | Real Estate Investment Trusts - Common
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Horizon Nasdaq-100 Defined Risk ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Nasdaq-100 Defined Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Horizon Nasdaq-100 Defined Risk ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Horizon Nasdaq-100 Defined Risk ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)